245 Summer Street	Fidelity® Investments
Boston, MA 02210

December 13, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Variable Insurance Products Fund VI (the “Registrant”) on behalf of Hedged Equity Portfolio (the “fund”) (File Nos. 333-275874 and 811-23919)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is Pre-Effective Amendment No. 1 and Amendment No. 1 (the “Amendment”) to the registration statement on Form N-1A under the Securities Act of 1933, as amended (“Act”), and the Investment Company Act of 1940, as amended, for Variable Insurance Products Fund VI. The Registrant’s initial Registration Statement on Form N-1A was filed on December 4, 2023. The Amendment contains the Prospectuses and Statements of Additional Information (SAI) for the fund, along with exhibits related to the fund.

Pursuant to Rule 461 under the Act, the Registrant and Fidelity Distributors Company LLC (“Distributor”), as principal underwriter of the Registrant’s shares, hereby respectfully request that the effective date of the Amendment be accelerated so that it will become effective on December 20, 2024, or as soon as reasonably practicable thereafter. The Registrant and the Distributor are aware of their obligations under the Act.

Please contact Renée Fuller at (603) 721-4221 with any questions or comments regarding this filing.

Sincerely,

/s/ Renée Fuller
Renée Fuller
Legal Product Group

/s/ Nicole Macarchuk

Nicole Macarchuk

Secretary and Chief Legal Officer

Variable Insurance Products Fund VI

/s/ Dalton Gustafson

Dalton Gustafson

President and Director

Fidelity Distributors Company LLC